THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.5%

	Shares	Value
COMMUNICATION SERVICES — 7.3%
Nexstar Media Group, Cl A	7,532	$1,338,511
WideOpenWest *	42,263	156,796
Ziff Davis *	12,209	822,887

		2,318,194

CONSUMER DISCRETIONARY — 6.9%
Everi Holdings *	28,729	299,069
Golden Entertainment	4,014	154,057
Lithia Motors, Cl A	3,150	928,778
Modine Manufacturing *	6,433	444,456
Oxford Industries	4,013	380,954

		2,207,314

CONSUMER STAPLES — 3.7%
MGP Ingredients	1,035	87,923
Spectrum Brands Holdings	13,904	1,093,133

		1,181,056

ENERGY — 8.5%
DT Midstream	20,633	1,107,786
Magnolia Oil & Gas, Cl A	36,340	749,331
TechnipFMC	45,192	874,013

		2,731,130

FINANCIALS — 17.2%
BGC Group, Cl A	136,558	964,100
Columbia Banking System	30,000	604,800
FB Financial	25,681	956,617
First Merchants	31,134	1,052,641
Pacific Premier Bancorp	34,190	867,400
Starwood Property Trust ‡	52,658	1,070,537

		5,516,095

HEALTH CARE — 7.5%
Enovis *	11,891	698,002
Ligand Pharmaceuticals *	12,113	885,460
LivaNova PLC *	9,096	442,793

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
ModivCare *	9,629	$382,945

		2,409,200

INDUSTRIALS — 25.1%
BWX Technologies	16,427	1,338,472
CBIZ *	24,271	1,545,092
Esab	11,530	991,465
ESCO Technologies	4,066	414,203
GXO Logistics *	14,699	799,332
Kaman	14,665	660,658
OPENLANE *	49,692	699,663
Verra Mobility, Cl A *	35,344	845,075
XPO *	8,541	729,743

		8,023,703

INFORMATION TECHNOLOGY — 9.5%
ACI Worldwide *	20,537	617,548
Consensus Cloud Solutions *	7,548	164,094
InterDigital	6,601	693,435
Kyndryl Holdings *	18,618	382,041
OSI Systems *	2,645	338,639
Teradata *	7,711	356,094
Verint Systems *	15,925	472,813

		3,024,664

MATERIALS — 5.3%
HB Fuller	3,027	229,356
Silgan Holdings	27,147	1,247,133
Summit Materials, Cl A *	5,720	206,949

		1,683,438

REAL ESTATE — 4.5%
Community Healthcare Trust ‡	19,441	497,495
Equity Commonwealth ‡	26,726	510,734
Newmark Group, Cl A	42,906	435,496

		1,443,725

TOTAL COMMON STOCK
(Cost $26,689,857)		30,538,519

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2024 (UNAUDITED)

SHORT-TERM INVESTMENT — 4.7%

	Shares	Value
First American Treasury Obligations Fund, Cl X, 5.250% (A)
(Cost $1,514,171)	1,514,171	$1,514,171

TOTAL INVESTMENTS — 100.2%
(Cost $28,204,028)		$32,052,690

Percentages are based on Net Assets of $31,996,851.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of January 31, 2024.

Cl — Class

PLC — Public Limited Company

CAR-QH-001-2000

3